Accounts Receivable, Net	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – accounts receivable, Net

As of December 31, 2023 and 2022, accounts receivable, net consisted of the following.

	2023	2022

Accounts receivable	$2,279,593	$3,435,340
Less: allowance for credit losses	(160,855)	$(164,122)
Accounts receivable, net	$2,118,738	$3,271,218
Accounts receivable – related party, net	$-	$399,465
Non-current accounts receivable	$4,597,214	$4,209,546

The following table describes the movements in the allowance for credit losses during the years ended December 31, 2023 and 2022.

	2023	2022	2021

Balance at January 1	$164,122	$179,475	$298,224
Provision for (reversal of) doubtful accounts	1,084	(1,087)	(124,881)
Foreign exchange difference	(4,351)	(14,266)	6,132
Balance at December 31	$160,855	$164,122	$179,475

The Company reviews the outstanding receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances.